Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses, 1 [Abstract]
Summary of Other Income and Expenses

	2024		2023		2022
Gain on sale of other assets	Ps.	10	Ps.	473	Ps.	—
Gain on sale of long-lived assets		150		400		301
Sale of waste material		—		—		2
Insurance recovery		1,415		279		64
Foreign exchange gain		166		815		124
Other investment in shares (4)		—		3,311		—
Recoveries of prior years taxes (1)		316		483		354
Investment in equity instruments (5)		—		6,785		113
Tax credit recovery		1,154		—		—
Other investments		214		415		—
Others		163		141		93
Other income	Ps.	3,588	Ps.	13,102	Ps.	1,051

Recoveries of prior years	Ps.	—	Ps.	958	Ps.	9
Impairment of long-lived assets (2)		2,801		1,248		833
Disposal of long-lived assets (3)		939		466		389
Contingencies, net (Note 26)		170		1,110		456
Severance payments		2,007		998		224
Donations		865		711		512
Legal fees and other expenses from past acquisitions		41		—		210
Items without tax requirements		—		139		96
Interest and penalties of previous years taxes		763		385		—
Tax credit recovery payment to former shareholders		998		—		—
Other		856		237		167
Other expenses	Ps.	9,440	Ps.	6,252	Ps.	2,896

(1)Following a favorable decision from Brazilian tax authorities received during 2020, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect on the "other income" captions of the consolidated income statements. See Note 25.1.1.
(2)Includes impairment losses in Proximity Americas and Health Division for an amount of Ps. 734 and Ps. 1,975, respectively, related to the Company's operation in Chile and Mexico, due to market conditions in 2024. Also includes impairment losses in Health Division related with the Company's operation in Ecuador for an amount of Ps. 596 and Ps. 770 in 2023 and 2022, respectively; due to market conditions; as well as an impairment loss in Mexico for an amount of Ps. 480 in 2023 related with a challenging competitive environment. Additionally, the Company recognized impairment losses in Coca-Cola FEMSA for its investment in Alimentos de Soja S.A.U. for an amount of Ps. 143 in 2023.
(3)Charges related to fixed assets retirement from ordinary operations and other long-lived assets.
(4)Related to dividends received from Heineken in 2023.
(5)In 2023, the Company sold its investment in Jetro Restaurant Depot.